UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $    1,323,597
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Amphenol Corp Cl A              COM            032095101    78484  1998060 SH       SOLE                1998060      0    0
Ansys Inc                       COM            03662q105    59486  1466246 SH       SOLE                1466246      0    0
Apple Inc                       COM            037833100    71723   285145 SH       SOLE                 285145      0    0
Automatic Data Processing Inc   COM            053015103      615    15280 SH       SOLE                  15280      0    0
Becton Dickinson & Co           COM            075887109    81573  1206347 SH       SOLE                1206347      0    0
Boeing Co                       COM            097023105      282     4500 SH       SOLE                   4500      0    0
Chipotle Mexican Grill Inc Cl   COM            169656105    25023   182906 SH       SOLE                 182906      0    0
Google Inc Cl A                 COM            38259p508    63900   143612 SH       SOLE                 143612      0    0
IHS Inc Cl A                    COM            451734107    15903   272225 SH       SOLE                 272225      0    0
Infosys Technologies Ltd Sp ADR ADR            456788108     1039    17345 SH       SOLE                  17345      0    0
IntercontinentalExchange Inc    COM            45865v100    54028   477994 SH       SOLE                 477994      0    0
Johnson & Johnson               COM            478160104      703    11905 SH       SOLE                  11905      0    0
Kellogg Co                      COM            487836108      495     9841 SH       SOLE                   9841      0    0
Mastercard Inc Cl A             COM            57636q104    95983   481044 SH       SOLE                 481044      0    0
McAfee Inc                      COM            579064106    70573  2297288 SH       SOLE                2297288      0    0
Monsanto Co                     COM            61166w101      233     5045 SH       SOLE                   5045      0    0
Myriad Genetics Inc             COM            62855j104    29678  1985140 SH       SOLE                1985140      0    0
Nextera Energy Inc              COM            65339f101      439     9000 SH       SOLE                   9000      0    0
Northern Trust Corp             COM            665859104      472    10105 SH       SOLE                  10105      0    0
PepsiCo Inc                     COM            713448108    88003  1443857 SH       SOLE                1443857      0    0
Polo Ralph Lauren Corp Cl A     COM            731572103    66571   912425 SH       SOLE                 912425      0    0
Praxair Inc                     COM            74005p104    81788  1076306 SH       SOLE                1076306      0    0
Procter & Gamble Co             COM            742718109    85250  1421315 SH       SOLE                1421315      0    0
Qualcomm Inc                    COM            747525103      462    14080 SH       SOLE                  14080      0    0
Schwab Charles Corp             COM            808513105    77430  5460516 SH       SOLE                5460516      0    0
Staples Inc                     COM            855030102    57201  3002685 SH       SOLE                3002685      0    0
Target Corp                     COM            87612e106    59402  1208094 SH       SOLE                1208094      0    0
United Technologies Corp        COM            913017109    44136   679963 SH       SOLE                 679963      0    0
VF Corp                         COM            918204108      385     5405 SH       SOLE                   5405      0    0
Visa Inc Cl A                   COM            92826c839    46889   662745 SH       SOLE                 662745      0    0
Yum Brands Inc                  COM            988498101    65448  1676432 SH       SOLE                1676432      0    0


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